Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings (loss) per share
Details of the calculation of the net income (loss) and the weighted average number of shares used in the EPS computations are as follows:

For the years ended December 31,	2025	2024
Common shareholders’ net income (loss) for basic earnings per share	$3,472	$3,049
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$3,482	$3,059
Weighted average number of common shares outstanding for basic earnings per share (in millions)	563	579
Add: Dilutive impact of stock options(2) (in millions)	1	—
Dilutive impact of convertible instruments(1) (in millions)	2	3
Weighted average number of common shares outstanding on a diluted basis (in millions)	566	582
Basic earnings (loss) per share	$6.17	$5.27
Diluted earnings (loss) per share	$6.15	$5.26
(1)    The convertible instruments are the SLEECS B issued by SLCT I.
(2)    Excludes the impact of nil stock options for the year ended December 31, 2025 (2024 — 1 million) because these stock options were anti-dilutive for the period.